Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues
Sales-third parties	$ 196,720	$ 171,058	$ 118,113
Sales-related parties	8,486	9,794	8,074
Revenue from license and collaboration agreements-third parties	26,315	26,444	44,060
Revenue from research and development services-third parties		355	2,573
Revenue from research and development services-related parties	9,682	8,429	5,383
Total revenues	241,203	216,080	178,203
Operating expenses
Costs of sales-third parties	(169,764)	(149,132)	(104,859)
Costs of sales-related parties	(6,056)	(7,196)	(5,918)
Research and development expenses	(75,523)	(66,871)	(47,368)
Selling expenses	(19,322)	(17,998)	(10,209)
Administrative expenses	(23,955)	(21,580)	(19,620)
Total operating expenses	(294,620)	(262,777)	(187,974)
Loss from operations	(53,417)	(46,697)	(9,771)
Other income/(expense)
Interest income	1,220	502	451
Other income	808	609	386
Interest expense	(1,455)	(1,631)	(1,404)
Other expense	(692)	(139)	(202)
Total other income/(expense)	(119)	(659)	(769)
Loss before income taxes and equity in earnings of equity investees	(53,536)	(47,356)	(10,540)
Income tax expense	(3,080)	(4,331)	(1,605)
Equity in earnings of equity investees, net of tax	33,653	66,244	22,572
Net (loss)/income	(22,963)	14,557	10,427
Less: Net income attributable to non-controlling interests	(3,774)	(2,859)	(2,434)
Net (loss)/income attributable to the Company	(26,737)	11,698	7,993
Accretion on redeemable non-controlling interests			(43,001)
Net (loss)/income attributable to ordinary shareholders of the Company	$ (26,737)	$ 11,698	$ (35,008)
Earnings Per Share
(Losses)/earnings per share attributable to ordinary shareholders of the Company-basic (US$ per share)	$ (0.43)	$ 0.20	$ (0.64)
(Losses)/earnings per share attributable to ordinary shareholders of the Company-diluted (US$ per share)	$ (0.43)	$ 0.20	$ (0.64)
Number of shares used in per share calculation-basic	61,717,171	59,715,173	54,659,315
Number of shares used in per share calculation-diluted	61,717,171	59,971,050	54,659,315